Summary of Significant Accounting Policies - Summary of Dry-Docking Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Movement in Property, Plant and Equipment [Roll Forward]
Balance at beginning of the year	$ 4,196,909
Cost incurred for dry-docking	13,546	$ 23,602	$ 17,183
Dry-docking amortization	(349,379)	(372,290)	(309,975)
Write-down / sale of vessels with capitalized dry-dock costs	(332,125)	(223,355)	(318,078)
Balance at end of the year	3,511,758	4,196,909
Dry-docking activity
Movement in Property, Plant and Equipment [Roll Forward]
Balance at beginning of the year	42,538	42,829	49,238
Cost incurred for dry-docking	13,546	23,602	17,183
Dry-docking amortization	(19,146)	(23,893)	(22,870)
Write-down / sale of vessels with capitalized dry-dock costs	0	0	(722)
Balance at end of the year	$ 36,938	$ 42,538	$ 42,829